Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

(8) Leases

PSE leases buildings and assets under operating leases. Certain leases contain purchase options, renewal options and escalation provisions. Operating lease expenses net of sublease receipts were:

(Dollars in Thousands)
At December 31,
2014	$30,737
2013	29,392
2012	29,661

Payments received for the subleases of properties were immaterial for each of the years ended 2014, 2013 and 2012. Future minimum lease payments for non-cancelable leases net of sublease receipts are:

(Dollars in Thousands)
At December 31,	Operating	Capital
2015	$17,677	$8,160
2016	21,454	2,178
2017	22,179	—
2018	20,423	—
2019	15,180	—
Thereafter	120,791	—

Total minimum lease payments	$217,704	$10,338